Basis of presentation	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation
    These condensed consolidated financial statements which have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

    The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2020 (see note 2 - Significant accounting policies for impact of adoption of any new accounting standards). Operating results for the nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2021.

Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation. Most notably, the Company has presented transaction and integration-related expenses as a separate line in the Condensed Consolidated Statement of Operations and reclassified certain costs incurred in the three and nine months ended September 30, 2020 within this line. These costs consist of transaction and integration-related expenses and contingent consideration valuation adjustments related to ICON's prior period acquisitions. These costs were previously presented in the selling, general and administrative expenses but have been reclassified to transaction and integration-related expenses to conform to the current period’s presentation.